Inventories (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
InventoriesLineItems [Line Items]
Inventories recognized as an expense	$ 52.1	$ 40.0
Concentrate [Member]
InventoriesLineItems [Line Items]
Inventory write-downs	0.6	0.4
Spare Parts and Supplies [Member]
InventoriesLineItems [Line Items]
Inventory write-downs	$ 0.2	$ 0.3